SUPPLEMENT DATED MARCH 2, 2009
                     TO THE PROSPECTUS DATED MARCH 31, 2008

                                       AND

                                TO THE PROSPECTUS
                DATED MARCH 31, 2008, AS AMENDED, OCTOBER 6, 2008

                               JNL(R) SERIES TRUST


Please note that the changes apply to your variable annuity and/or variable life product(s).

EFFECTIVE FEBRUARY 9, 2009, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND, PLEASE REMOVE ALL REFERENCES TO SIMON SHEPPARD.


EFFECTIVE FEBRUARY 27, 2009, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND, PLEASE REMOVE ALL REFERENCES TO CHRISTINE CRONIN, RUDOLF M. STAEHELIN, AND NILLY SIKORSKY.


EFFECTIVE FEBRUARY 27, 2009, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND, PLEASE REMOVE ALL REFERENCES TO JIM S. KANG.


EFFECTIVE MARCH 31, 2009, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/PPM AMERICA CORE EQUITY FUND, JNL/PPM AMERICA MID CAP VALUE FUND, JNL/PPM AMERICA SMALL CAP VALUE FUND, AND JNL/PPM AMERICA VALUE EQUITY FUND, PLEASE REMOVE ALL REFERENCES TO ALFORD E ZICK.




This Supplement is dated March 2, 2009.

(To be used with VC4224 10/08,  VC5869 10/08, VC5890 10/08, VC5995 10/08, VC3723
10/08,  VC5825 10/08,  VC5884 10/08,  VC5885 10/08,  VC3656 03/08, VC5526 03/08,
VC3657 03/08,  FVC4224FT  03/08,  NV4224 10/08,  NV3174CE  03/08,  NV5526 03/08,
NV3784 03/08, NV5869 10/08, NV5890 10/08, HR105 03/08 and VC2440 03/08.)

                                                                   CMX3134 03/09

                         SUPPLEMENT DATED MARCH 2, 2009
                     TO THE PROSPECTUS DATED MARCH 31, 2008

                                       AND

                                TO THE PROSPECTUS
                DATED MARCH 31, 2008, AS AMENDED, OCTOBER 6, 2008

                               JNL(R) SERIES TRUST


Please note that the changes apply to your variable annuity and/or variable life product(s).


EFFECTIVE FEBRUARY 27, 2009, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND, PLEASE REMOVE ALL REFERENCES TO CHRISTINE CRONIN, RUDOLF M. STAEHELIN, AND NILLY SIKORSKY.


EFFECTIVE FEBRUARY 27, 2009, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND, PLEASE REMOVE ALL REFERENCES TO JIM S. KANG.


EFFECTIVE MARCH 31, 2009, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/PPM AMERICA CORE EQUITY FUND AND JNL/PPM AMERICA VALUE EQUITY FUND, PLEASE REMOVE ALL REFERENCES TO ALFORD E ZICK.




This Supplement is dated March 2, 2009.

(To be used with NV5825 03/08.)

                                                                   NMU3135 03/09

                         SUPPLEMENT DATED MARCH 2, 2009
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                DATED MARCH 31, 2008, AS AMENDED, OCTOBER 6, 2008

                               JNL(R) SERIES TRUST


Please note that the changes apply to your variable annuity and/or variable life product(s).


EFFECTIVE FEBRUARY 9, 2009, PLEASE REMOVE ALL REFERENCES TO SIMON SHEPPARD.


EFFECTIVE FEBRUARY 27, 2009, PLEASE REMOVE ALL REFERENCES TO CHRISTINE CRONIN, RUDOLF M. STAEHELIN, AND NILLY SIKORSKY AND JIM S. KANG.


EFFECTIVE MARCH 31, 2009, PLEASE REMOVE ALL REFERENCES TO ALFORD E ZICK.




This Supplement is dated March 2, 2009.

(To be used with V3180 10/08 and V3180PROXY 10/08.)

                                                                   CMX3136 03/09